Rights of use of assets (Details Narrative)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Cost	$ (115,302,000,000)	$ (150,443,000,000)		$ (119,602,000,000)
General and administrative expenses	27,780,000,000	19,504,000,000		$ 18,266,000,000
Discontinued Operations IDBD[Member]
Statement [Line Items]
Amortization	267		$ 183
Cost	26	5
General and administrative expenses	59	10
Income and Other Comprehensive Income	$ 5,998	$ 4,611